Jul. 31, 2020
PENN MUTUAL AM STRATEGIC INCOME FUND

THE ADVISORS' INNER CIRCLE FUND III

Penn Mutual AM Strategic Income Fund

(the "Fund")

Supplement dated July 31, 2020

to the

Fund's Prospectus and Statement of Additional Information (the "SAI") dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.	Penn Mutual Asset Management LLC, the Fund's investment adviser, now maintains a website for the Fund at https://www.pennmutualam.com. Accordingly, the Prospectus is hereby amended and supplemented as follows:

1. The last sentence of the "Performance Information" section is deleted and replaced with the following:

Updated performance information is available by calling toll-free to 877-PMA-MLLC (877-762-6552) or on the Fund's website at https://www.pennmutualam.com.

2. On the back cover, the disclosure relating to the Fund's internet address is deleted and replaced with the following:

By Internet: https://www.pennmutualam.com

II.	The Prospectus and SAI are hereby amended and supplemented as follows:

1. In the "Information About Portfolio Holdings" section of the Prospectus, the disclosure is hereby deleted and replaced with the following:

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the SAI. The Fund will post its complete portfolio holdings on the internet at https://aicfundholdings.com/pennmutualam within 60 days after the end of each calendar month. The Fund will also disclose its top ten holdings within fifteen days after the end of each calendar month on the internet at https://aicfundholdings.com/pennmutualam. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

2. In the "Portfolio Holdings" section of the SAI, the fourth paragraph is hereby deleted and replaced with the following:

In addition to the quarterly portfolio holdings disclosure required by applicable law, the Fund will post its complete portfolio holdings on the internet at https://aicfundholdings.com/pennmutualam within 60 days after the end of each calendar month. The Fund will also disclose its top ten holdings within fifteen days after the end of each calendar month on the internet at https://aicfundholdings.com/pennmutualam. The Adviser may exclude any portion of the Fund's portfolio holdings from such publication when deemed in the best interest of the Fund. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

Please retain this supplement for future reference.

PNN-SK-002-0100